Cover Page	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	WEC Energy Group, Inc.
Entity Central Index Key	0000783325
Amendment Flag	false
EBP 002
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	WEC Energy Group, Inc.
Entity Central Index Key	0000783325
Amendment Flag	false